 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ____________________ FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatment [ ] adds new holdings entries Institutional Investment Manager Filing this Report: Name: TD Bank N.A. Address: One Portland Square P.O. Box 9540 Portland, Maine 04112-9540 Form 13F File Number: 28- The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com- plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Paul Butler Title: Vice President Phone: 802-257-6557 Signature, Place, and Date of Signing: Paul H. Butler Brattleboro, Vermont October 16, 2008 Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F Notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 621 Form 13F Information Table Value Total: 1,739,758 (thousands) List of Other Included Managers: NONE Assets AS OF 09/30/08 REPORT PTR289 37 TD WEALTH MANAGEMENT SECURITIES AND EXCHANGE COMMISSION FORM 13F AS OF 09/30/08 INVESTMENT MARKET DISCRETION VOTING AUTHORITY VALUE SHS OR PUT SOLE SHR OTH OTH SOLE SHARED NONE NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT CALL (A) (B) (C) MGR (A) (B) (C) BIOVENTURES INVESTORS LTD PT BV9926213 468 1 SH X 1 AMDOCS LTD ORD G02602103 488 17,828 SH X 17,328 500 AMDOCS LTD ORD G02602103 214 7,818 SH X 6,700 118 1,000 GREENCORE GROUP PLC ORD G40866124 85 34,500 SH X 34,500 RENAISSANCERE HOLDINGS LTD COM G7496G103 8,832 169,846 SH X 152,903 175 16,768 RENAISSANCERE HOLDINGS LTD COM G7496G103 113 2,169 SH X 1,255 914 SEAGATE TECHNOLOGY SHS G7945J104 126 10,400 SH X 10,400 HECKLER ELECTRIC COMPANY HEC999010 3,045 29 SH X 29 ACE LTD SHS H0023R105 302 5,575 SH X 5,575 ACE LTD SHS H0023R105 24 435 SH X 435 ALCON INC COM SHS H01301102 174 1,080 SH X 1,080 ALCON INC COM SHS H01301102 52 325 SH X 75 250 LOGITECH INTL S A SHS H50430232 1,153 49,449 SH X 43,259 6,190 LOGITECH INTL S A SHS H50430232 95 4,088 SH X 2,820 568 700 ZWEIG TOTAL RETURN FUND FRAC KJK837109 0 50,125 SH X 50,125 RIVERDALE AVENUE REAL ESTATE LP2406017 249 2 SH X 2 E.M. HAYES INC. SU2222ME8 208 25 SH X 25 AFLAC INC COM 001055102 4,585 78,047 SH X 75,175 2,872 AFLAC INC COM 001055102 798 13,585 SH X 12,540 1,045 AT&T INC COM 00206R102 18,856 675,363 SH X 619,080 490 55,793 AT&T INC COM 00206R102 3,243 116,164 SH X 96,611 3,200 16,353 ABBOTT LABS COM 002824100 3,758 65,274 SH X 59,234 6,040 ABBOTT LABS COM 002824100 1,779 30,898 SH X 17,523 475 12,900 ADOBE SYS INC COM 00724F101 7,097 179,796 SH X 178,636 1,160 ADOBE SYS INC COM 00724F101 509 12,889 SH X 12,639 250 AIR PRODS & CHEMS INC COM 009158106 1,605 23,436 SH X 22,961 475 AIR PRODS & CHEMS INC COM 009158106 698 10,197 SH X 9,647 150 400 ALCOA INC COM 013817101 637 28,217 SH X 25,191 3,026 ALCOA INC COM 013817101 154 6,820 SH X 4,470 2,350 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 268 7,230 SH X 5,530 1,700 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 9 250 SH X 250 ALLSTATE CORP COM 020002101 156 3,390 SH X 3,390 ALLSTATE CORP COM 020002101 82 1,773 SH X 1,773 ALTRIA GROUP INC COM 02209S103 889 44,818 SH X 42,288 110 2,420 ALTRIA GROUP INC COM 02209S103 354 17,827 SH X 5,222 12,605 AMERICAN EXPRESS CO COM 025816109 16,563 467,480 SH X 437,583 225 29,672 AMERICAN EXPRESS CO COM 025816109 1,818 51,308 SH X 46,650 378 4,280 AMERICAN INTL GROUP INC COM 026874107 201 60,260 SH X 52,755 7,505 AMERICAN INTL GROUP INC COM 026874107 56 16,924 SH X 13,991 575 2,358 AMERICAN SCIENCE & ENGR INC COM 029429107 346 5,800 SH X 5,800 AMERIPRISE FINL INC COM 03076C106 33 869 SH X 869 AMERIPRISE FINL INC COM 03076C106 215 5,619 SH X 5,619 AMETEK INC NEW COM 031100100 349 8,556 SH X 7,482 1,074 AMGEN INC COM 031162100 13,546 228,543 SH X 206,741 285 21,517 AMGEN INC COM 031162100 881 14,872 SH X 8,801 161 5,910 ANADARKO PETE CORP COM 032511107 1,847 38,073 SH X 37,573 500 ANADARKO PETE CORP COM 032511107 540 11,127 SH X 3,803 500 6,824 ANALOG DEVICES INC COM 032654105 1,651 62,666 SH X 58,114 4,552 ANALOG DEVICES INC COM 032654105 209 7,922 SH X 7,217 705 ANHEUSER BUSCH COS INC COM 035229103 10,988 169,355 SH X 155,643 325 13,387 ANHEUSER BUSCH COS INC COM 035229103 604 9,309 SH X 7,314 180 1,815 APACHE CORP COM 037411105 25,616 245,651 SH X 224,975 200 20,476 APACHE CORP COM 037411105 861 8,253 SH X 7,452 801 APOLLO GROUP INC CL A 037604105 1,900 32,036 SH X 29,060 2,976 APOLLO GROUP INC CL A 037604105 111 1,873 SH X 1,062 811 APPLE INC COM 037833100 217 1,905 SH X 1,610 250 45 APPLE INC COM 037833100 248 2,185 SH X 2,150 35 APPLIED MATLS INC COM 038222105 430 28,417 SH X 21,117 7,300 APPLIED MATLS INC COM 038222105 136 8,965 SH X 7,665 1,300 ARROW FINL CORP COM 042744102 535 18,196 SH X 17,760 436 AUTODESK INC COM 052769106 14,894 443,946 SH X 419,496 405 24,045 AUTODESK INC COM 052769106 581 17,320 SH X 14,855 421 2,044 AUTOMATIC DATA PROCESSING IN COM 053015103 7,666 179,317 SH X 170,736 165 8,416 AUTOMATIC DATA PROCESSING IN COM 053015103 2,400 56,144 SH X 41,868 1,061 13,215 AVERY DENNISON CORP COM 053611109 182 4,099 SH X 2,199 1,900 AVERY DENNISON CORP COM 053611109 93 2,100 SH X 2,100 AVON PRODS INC COM 054303102 1,229 29,558 SH X 29,418 140 AVON PRODS INC COM 054303102 944 22,703 SH X 22,328 375 BB&T CORP COM 054937107 230 6,095 SH X 3,195 2,900 BB&T CORP COM 054937107 293 7,742 SH X 7,542 200 BJ SVCS CO COM 055482103 8,362 437,121 SH X 394,055 120 42,946 BJ SVCS CO COM 055482103 139 7,260 SH X 7,260 BP PLC SPONSORED ADR 055622104 2,741 54,644 SH X 53,094 1,550 BP PLC SPONSORED ADR 055622104 1,926 38,388 SH X 37,153 1,235 BRE PROPERTIES INC CL A 05564E106 226 4,619 SH X 4,469 150 BANK OF AMERICA CORPORATION COM 060505104 31,439 898,248 SH X 829,382 410 68,456 BANK OF AMERICA CORPORATION COM 060505104 4,841 138,320 SH X 112,718 1,783 23,819 BANK OF NEW YORK MELLON CORP COM 064058100 784 24,063 SH X 23,763 300 BANK OF NEW YORK MELLON CORP COM 064058100 481 14,769 SH X 6,962 612 7,195 BARCLAYS PLC ADR 06738E204 11,079 448,552 SH X 407,404 370 40,778 BARCLAYS PLC ADR 06738E204 627 25,390 SH X 14,024 881 10,485 BARD C R INC COM 067383109 3,235 34,099 SH X 33,909 190 BARD C R INC COM 067383109 914 9,637 SH X 9,637 BARR PHARMACEUTICALS INC COM 068306109 193 2,949 SH X 2,949 BARR PHARMACEUTICALS INC COM 068306109 11 165 SH X 165 BAXTER INTL INC COM 071813109 483 7,363 SH X 7,283 80 BAXTER INTL INC COM 071813109 802 12,216 SH X 10,116 2,100 BECTON DICKINSON & CO COM 075887109 5,372 66,929 SH X 66,659 270 BECTON DICKINSON & CO COM 075887109 1,295 16,129 SH X 15,893 236 BEMIS INC COM 081437105 1,296 49,465 SH X 46,805 220 2,440 BEMIS INC COM 081437105 543 20,700 SH X 18,100 2,600 BERKSHIRE HATHAWAY INC DEL CL A 084670108 261 2 SH X 2 BERKSHIRE HATHAWAY INC DEL CL A 084670108 1,437 11 SH X 11 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,455 331 SH X 330 1 BERKSHIRE HATHAWAY INC DEL CL B 084670207 237 54 SH X 54 BEST BUY INC COM 086516101 794 21,161 SH X 17,891 3,270 BEST BUY INC COM 086516101 342 9,113 SH X 8,773 340 BHP BILLITON LTD SPONSORED ADR 088606108 2,863 55,076 SH X 47,601 7,475 BHP BILLITON LTD SPONSORED ADR 088606108 225 4,320 SH X 3,970 350 BLACK & DECKER CORP COM 091797100 236 3,884 SH X 3,250 634 BLACK & DECKER CORP COM 091797100 31 510 SH X 510 BOEING CO COM 097023105 1,309 22,824 SH X 19,556 3,268 BOEING CO COM 097023105 360 6,272 SH X 4,033 2,239 BRANDYWINE BLUE FD INC COM 10532B101 212 8,892 SH X 8,892 BRINKER INTL INC COM 109641100 239 13,361 SH X 13,361 BRINKER INTL INC COM 109641100 69 3,877 SH X 3,877 BRISTOL MYERS SQUIBB CO COM 110122108 1,477 70,852 SH X 65,024 5,828 BRISTOL MYERS SQUIBB CO COM 110122108 2,574 123,446 SH X 119,006 4,440 BROWN FORMAN CORP CL B 115637209 288 4,013 SH X 3,933 80 BROWN FORMAN CORP CL B 115637209 16 225 SH X 100 125 BURLINGTON NORTHN SANTA FE C COM 12189T104 280 3,033 SH X 3,033 BURLINGTON NORTHN SANTA FE C COM 12189T104 46 500 SH X 500 CIGNA CORP COM 125509109 907 26,688 SH X 26,688 CIGNA CORP COM 125509109 41 1,200 SH X 1,200 CSX CORP COM 126408103 164 3,000 SH X 3,000 CSX CORP COM 126408103 55 1,000 SH X 1,000 CVS CAREMARK CORPORATION COM 126650100 6,207 184,390 SH X 173,383 11,007 CVS CAREMARK CORPORATION COM 126650100 1,825 54,228 SH X 50,045 286 3,897 CADBURY PLC SPONS ADR 12721E102 59 1,451 SH X 1,451 CADBURY PLC SPONS ADR 12721E102 162 3,957 SH X 2,293 128 1,536 CANADIAN HELICOPTERS INCOME UNIT 136002102 151 19,800 SH X 19,800 CAPSTONE MNG CORP COM 14068G104 32 15,000 SH X 15,000 CARLISLE COS INC COM 142339100 358 11,949 SH X 11,549 160 240 CARLISLE COS INC COM 142339100 51 1,695 SH X 1,395 300 CARNIVAL CORP PAIRED CTF 143658300 380 10,751 SH X 8,251 2,500 CARNIVAL CORP PAIRED CTF 143658300 153 4,340 SH X 4,340 CATERPILLAR INC DEL COM 149123101 833 13,976 SH X 11,831 2,145 CATERPILLAR INC DEL COM 149123101 240 4,020 SH X 1,620 2,400 CEMEX SAB DE CV SPON ADR NEW 151290889 764 44,363 SH X 38,560 120 5,683 CEMEX SAB DE CV SPON ADR NEW 151290889 98 5,678 SH X 4,052 1,626 CHEVRON CORP NEW COM 166764100 23,239 281,759 SH X 258,058 255 23,446 CHEVRON CORP NEW COM 166764100 2,845 34,496 SH X 25,935 986 7,575 CHUBB CORP COM 171232101 201 3,653 SH X 3,653 CHUBB CORP COM 171232101 22 400 SH X 400 CHURCH & DWIGHT INC COM 171340102 4,999 80,517 SH X 74,872 5,645 CHURCH & DWIGHT INC COM 171340102 917 14,761 SH X 14,019 92 650 CIMAREX ENERGY CO COM 171798101 12,414 253,808 SH X 231,472 395 21,941 CIMAREX ENERGY CO COM 171798101 87 1,775 SH X 1,775 CISCO SYS INC COM 17275R102 22,902 1,015,168 SH X 931,183 805 83,180 CISCO SYS INC COM 17275R102 3,239 143,588 SH X 91,481 1,512 50,595 CITIGROUP INC COM 172967101 13,424 654,524 SH X 584,835 600 69,089 CITIGROUP INC COM 172967101 1,023 49,861 SH X 37,648 900 11,313 CLOROX CO DEL COM 189054109 12,712 202,774 SH X 177,524 170 25,080 CLOROX CO DEL COM 189054109 392 6,249 SH X 5,284 90 875 COACH INC COM 189754104 219 8,761 SH X 8,236 525 COACH INC COM 189754104 80 3,195 SH X 505 2,690 COCA COLA CO COM 191216100 2,291 43,333 SH X 40,695 2,638 COCA COLA CO COM 191216100 1,942 36,729 SH X 29,704 1,000 6,025 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 7,941 347,837 SH X 325,232 125 22,480 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 102 4,460 SH X 3,860 600 COLGATE PALMOLIVE CO COM 194162103 4,429 58,778 SH X 56,388 2,390 COLGATE PALMOLIVE CO COM 194162103 1,186 15,744 SH X 14,044 1,700 COMCAST CORP NEW CL A 20030N101 162 8,276 SH X 8,237 39 COMCAST CORP NEW CL A 20030N101 61 3,094 SH X 1,888 1,206 CONOCOPHILLIPS COM 20825C104 11,096 151,477 SH X 136,153 140 15,184 CONOCOPHILLIPS COM 20825C104 1,679 22,923 SH X 18,046 300 4,577 CONSOLIDATED EDISON INC COM 209115104 236 5,491 SH X 1,291 4,200 CONSOLIDATED EDISON INC COM 209115104 115 2,670 SH X 2,670 CONSTELLATION BRANDS INC CL A 21036P108 1,063 49,532 SH X 49,532 CONSTELLATION BRANDS INC CL A 21036P108 186 8,670 SH X 8,670 CORNING INC COM 219350105 42 2,690 SH X 1,690 1,000 CORNING INC COM 219350105 255 16,325 SH X 3,290 13,035 COSTCO WHSL CORP NEW COM 22160K105 1,389 21,398 SH X 20,938 460 COSTCO WHSL CORP NEW COM 22160K105 226 3,480 SH X 1,975 450 1,055 COURIER CORP COM 222660102 620 30,447 SH X 30,447 COVANCE INC COM 222816100 208 2,355 SH X 1,945 410 COVANCE INC COM 222816100 27 300 SH X 300 DANAHER CORP DEL COM 235851102 11,478 165,392 SH X 162,232 100 3,060 DANAHER CORP DEL COM 235851102 723 10,415 SH X 9,776 139 500 DAVIS NY VENTURE FD INC CL Y 239080401 21,244 659,545 SH X 619,893 1,463 38,189 DAVIS NY VENTURE FD INC CL Y 239080401 1,309 40,629 SH X 32,049 399 8,180 DEERE & CO COM 244199105 804 16,246 SH X 13,534 2,712 DEERE & CO COM 244199105 302 6,100 SH X 4,600 1,500 DENTSPLY INTL INC NEW COM 249030107 5,183 138,058 SH X 136,288 1,770 DENTSPLY INTL INC NEW COM 249030107 847 22,557 SH X 22,057 300 200 DIAGEO P L C SPON ADR NEW 25243Q205 12,608 183,089 SH X 169,788 140 13,161 DIAGEO P L C SPON ADR NEW 25243Q205 127 1,845 SH X 1,195 650 DIAMONDS TR UNIT SER 1 252787106 422 3,895 SH X 2,135 1,760 DIAMONDS TR UNIT SER 1 252787106 41 379 SH X 379 DIEBOLD INC COM 253651103 295 8,920 SH X 6,020 2,900 DIEBOLD INC COM 253651103 33 1,000 SH X 1,000 DISNEY WALT CO COM DISNEY 254687106 14,631 476,735 SH X 441,100 525 35,110 DISNEY WALT CO COM DISNEY 254687106 1,501 48,900 SH X 32,683 100 16,117 DOMINI SOCIAL INVT TR EQUITY FD 257132100 481 18,492 SH X 18,492 DOMINI SOCIAL INVT TR EQUITY FD 257132100 154 5,925 SH X 5,564 360 DOMINION RES INC VA NEW COM 25746U109 1,763 41,222 SH X 37,852 3,370 DOMINION RES INC VA NEW COM 25746U109 346 8,096 SH X 8,096 DOW CHEM CO COM 260543103 1,181 37,147 SH X 33,497 50 3,600 DOW CHEM CO COM 260543103 245 7,695 SH X 5,595 1,425 675 DU PONT E I DE NEMOURS & CO COM 263534109 1,405 34,875 SH X 29,695 220 4,960 DU PONT E I DE NEMOURS & CO COM 263534109 1,215 30,141 SH X 21,424 8,717 DUKE ENERGY CORP NEW COM 26441C105 2,559 146,812 SH X 134,192 12,620 DUKE ENERGY CORP NEW COM 26441C105 602 34,521 SH X 28,726 2,975 2,820 DUN & BRADSTREET CORP DEL NE COM 26483E100 118 1,250 SH X 1,250 DUN & BRADSTREET CORP DEL NE COM 26483E100 215 2,275 SH X 2,275 E M C CORP MASS COM 268648102 15,957 1,334,239 SH X 1,233,725 890 99,624 E M C CORP MASS COM 268648102 681 56,900 SH X 43,547 550 12,803 EATON VANCE CORP COM NON VTG 278265103 461 13,097 SH X 13,097 EATON VANCE CORP COM NON VTG 278265103 713 20,235 SH X 14,335 5,900 EBAY INC COM 278642103 10,501 469,211 SH X 426,461 220 42,530 EBAY INC COM 278642103 547 24,426 SH X 17,913 6,513 ECOLAB INC COM 278865100 8,118 167,307 SH X 165,567 1,740 ECOLAB INC COM 278865100 905 18,658 SH X 17,240 118 1,300 EDAC TECHNOLOGIES CORP COM 279285100 71 21,650 SH X 21,650 EDISON INTL COM 281020107 208 5,219 SH X 5,219 ELFUN TRS UNIT CTF 286281100 49 1,141 SH X 1,141 ELFUN TRS UNIT CTF 286281100 1,014 23,772 SH X 23,772 EMERSON ELEC CO COM 291011104 4,005 98,176 SH X 93,366 4,810 EMERSON ELEC CO COM 291011104 4,580 112,287 SH X 94,837 17,450 ENCANA CORP COM 292505104 150 2,275 SH X 2,175 100 ENCANA CORP COM 292505104 153 2,324 SH X 2,324 ENTERGY CORP NEW COM 29364G103 300 3,369 SH X 3,369 ENTERGY CORP NEW COM 29364G103 40 450 SH X 450 ENTERPRISE PRODS PARTNERS L COM 293792107 77 3,000 SH X 3,000 ENTERPRISE PRODS PARTNERS L COM 293792107 231 8,950 SH X 4,000 4,950 EQUITY RESIDENTIAL SH BEN INT 29476L107 363 8,167 SH X 8,167 EQUITY RESIDENTIAL SH BEN INT 29476L107 276 6,220 SH X 6,220 EXPEDITORS INTL WASH INC COM 302130109 9,349 268,355 SH X 244,280 24,075 EXPEDITORS INTL WASH INC COM 302130109 120 3,447 SH X 1,932 1,515 EXPRESS SCRIPTS INC COM 302182100 11,476 155,463 SH X 149,313 6,150 EXPRESS SCRIPTS INC COM 302182100 2,325 31,493 SH X 31,493 EXXON MOBIL CORP COM 30231G102 65,082 838,042 SH X 765,505 931 71,606 EXXON MOBIL CORP COM 30231G102 23,287 299,863 SH X 236,262 930 62,671 FPL GROUP INC COM 302571104 1,666 33,125 SH X 29,876 574 2,675 FPL GROUP INC COM 302571104 252 5,009 SH X 2,385 574 2,050 FASTENAL CO COM 311900104 11,279 228,372 SH X 206,967 260 21,145 FASTENAL CO COM 311900104 189 3,836 SH X 1,625 618 1,593 FEDERATED EQUITY FDS CAP APPREC A 314172701 355 19,200 SH X 18,760 440 FEDERATED EQUITY FDS CAP APPREC A 314172701 9 487 SH X 487 FEDEX CORP COM 31428X106 7,099 89,810 SH X 88,535 1,275 FEDEX CORP COM 31428X106 1,042 13,188 SH X 12,068 545 575 FIDELITY CAP TR CAP APPREC 316066109 3,681 184,992 SH X 184,992 FIDELITY CAP TR CAP APPREC 316066109 21 1,043 SH X 1,043 FISERV INC COM 337738108 1,151 24,323 SH X 23,238 160 925 FISERV INC COM 337738108 638 13,485 SH X 13,285 200 FIRSTENERGY CORP COM 337932107 224 3,348 SH X 3,348 FIRSTENERGY CORP COM 337932107 60 900 SH X 900 FORTUNE BRANDS INC COM 349631101 637 11,114 SH X 9,014 2,100 FORTUNE BRANDS INC COM 349631101 356 6,205 SH X 2,705 100 3,400 FRANKLIN RES INC COM 354613101 4,933 55,979 SH X 50,294 5,685 FRANKLIN RES INC COM 354613101 627 7,111 SH X 5,800 261 1,050 FREEPORT-MCMORAN COPPER & GO COM 35671D857 218 3,839 SH X 3,839 FREEPORT-MCMORAN COPPER & GO COM 35671D857 8 134 SH X 134 GALLAGHER ARTHUR J & CO COM 363576109 8,360 325,812 SH X 294,149 300 31,363 GALLAGHER ARTHUR J & CO COM 363576109 176 6,850 SH X 6,310 540 GANNETT INC COM 364730101 84 4,975 SH X 4,975 GANNETT INC COM 364730101 220 13,035 SH X 10,035 3,000 GENENTECH INC COM NEW 368710406 409 4,612 SH X 1,562 3,050 GENENTECH INC COM NEW 368710406 136 1,530 SH X 380 1,150 GENERAL DYNAMICS CORP COM 369550108 4,433 60,219 SH X 58,169 90 1,960 GENERAL DYNAMICS CORP COM 369550108 400 5,434 SH X 5,104 150 180 GENERAL ELECTRIC CO COM 369604103 21,959 861,154 SH X 807,978 185 52,991 GENERAL ELECTRIC CO COM 369604103 14,388 564,226 SH X 505,364 447 58,415 GENERAL MLS INC COM 370334104 350 5,087 SH X 5,087 GENERAL MLS INC COM 370334104 185 2,695 SH X 2,695 GENUINE PARTS CO COM 372460105 553 13,750 SH X 11,100 2,650 GENUINE PARTS CO COM 372460105 103 2,550 SH X 2,050 500 GENZYME CORP COM 372917104 399 4,927 SH X 4,927 GENZYME CORP COM 372917104 218 2,690 SH X 2,690 GILEAD SCIENCES INC COM 375558103 400 8,773 SH X 6,943 1,830 GILEAD SCIENCES INC COM 375558103 23 500 SH X 500 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 303 6,980 SH X 6,980 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 510 11,743 SH X 11,343 400 GOLDMAN SACHS GROUP INC COM 38141G104 4,053 31,661 SH X 29,179 70 2,412 GOLDMAN SACHS GROUP INC COM 38141G104 650 5,078 SH X 3,948 30 1,100 GROWTH FD AMER INC CL F-1 399874403 4,144 154,732 SH X 142,916 11,815 GROWTH FD AMER INC CL F-1 399874403 537 20,055 SH X 18,559 1,496 HALLIBURTON CO COM 406216101 234 7,220 SH X 7,220 HALLIBURTON CO COM 406216101 91 2,800 SH X 800 2,000 HANSEN NAT CORP COM 411310105 204 6,733 SH X 6,403 330 HANSEN NAT CORP COM 411310105 26 875 SH X 810 65 HARTFORD FINL SVCS GROUP INC COM 416515104 209 5,100 SH X 5,100 HARTFORD FINL SVCS GROUP INC COM 416515104 15 370 SH X 370 HEINZ H J CO COM 423074103 564 11,290 SH X 8,791 2,499 HEINZ H J CO COM 423074103 498 9,974 SH X 7,974 2,000 HERSHEY CO COM 427866108 201 5,096 SH X 3,446 1,650 HERSHEY CO COM 427866108 250 6,325 SH X 6,175 150 HEWLETT PACKARD CO COM 428236103 6,937 150,029 SH X 147,457 125 2,447 HEWLETT PACKARD CO COM 428236103 1,056 22,844 SH X 20,544 2,300 HOME DEPOT INC COM 437076102 14,024 541,668 SH X 484,486 455 56,727 HOME DEPOT INC COM 437076102 1,245 48,069 SH X 29,813 125 18,131 HONEYWELL INTL INC COM 438516106 360 8,653 SH X 8,353 300 HONEYWELL INTL INC COM 438516106 292 7,016 SH X 3,054 3,962 HORMEL FOODS CORP COM 440452100 573 15,800 SH X 15,800 HORMEL FOODS CORP COM 440452100 84 2,303 SH X 2,303 IMS HEALTH INC COM 449934108 6,942 367,082 SH X 335,500 545 31,037 IMS HEALTH INC COM 449934108 193 10,225 SH X 7,595 250 2,380 ITT CORP NEW COM 450911102 436 7,845 SH X 7,845 ITT CORP NEW COM 450911102 52 940 SH X 940 ILLINOIS TOOL WKS INC COM 452308109 18,970 426,773 SH X 391,277 360 35,136 ILLINOIS TOOL WKS INC COM 452308109 819 18,427 SH X 12,936 350 5,141 INTEL CORP COM 458140100 6,122 326,843 SH X 295,576 805 30,462 INTEL CORP COM 458140100 2,067 110,381 SH X 86,195 1,000 23,186 INTERNATIONAL BUSINESS MACHS COM 459200101 9,092 77,732 SH X 73,481 4,251 INTERNATIONAL BUSINESS MACHS COM 459200101 13,049 111,572 SH X 101,224 48 10,300 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 32 810 SH X 810 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 640 16,223 SH X 15,423 800 INTERNATIONAL GAME TECHNOLOG COM 459902102 1,019 59,298 SH X 57,522 1,776 INTERNATIONAL GAME TECHNOLOG COM 459902102 101 5,855 SH X 5,495 360 ISHARES TR S&P 100 IDX FD 464287101 10,482 197,628 SH X 188,553 375 8,700 ISHARES TR S&P 100 IDX FD 464287101 288 5,433 SH X 4,618 815 ISHARES TR DJ SEL DIV INX 464287168 713 13,385 SH X 11,385 2,000 ISHARES TR DJ SEL DIV INX 464287168 74 1,390 SH X 1,390 ISHARES TR S&P 500 VALUE 464287408 269 4,490 SH X 4,490 ISHARES TR S&P 500 VALUE 464287408 22 374 SH X 374 ISHARES TR RUSSELL MCP VL 464287473 4,305 109,781 SH X 105,762 825 3,194 ISHARES TR RUSSELL MCP VL 464287473 136 3,479 SH X 2,804 675 ISHARES TR RUSSELL MCP GR 464287481 7,537 173,830 SH X 164,487 80 9,263 ISHARES TR RUSSELL MCP GR 464287481 306 7,065 SH X 4,110 2,955 ISHARES TR S&P MIDCAP 400 464287507 343 4,744 SH X 4,254 490 ISHARES TR S&P MIDCAP 400 464287507 25 350 SH X 50 300 ISHARES TR COHEN&ST RLTY 464287564 15,453 201,530 SH X 189,302 100 12,128 ISHARES TR COHEN&ST RLTY 464287564 454 5,925 SH X 5,466 459 ISHARES TR RUSSELL1000VAL 464287598 671 10,508 SH X 9,808 300 400 ISHARES TR RUSSELL1000VAL 464287598 113 1,767 SH X 1,217 550 ISHARES TR RUSSELL1000GRW 464287614 827 17,025 SH X 13,795 3,230 ISHARES TR RUSSELL1000GRW 464287614 131 2,700 SH X 500 2,200 ISHARES TR RUSL 2000 VALU 464287630 2,794 41,553 SH X 39,717 275 1,561 ISHARES TR RUSL 2000 VALU 464287630 67 997 SH X 957 40 ISHARES TR RUSL 2000 GROW 464287648 4,560 64,499 SH X 60,472 250 3,777 ISHARES TR RUSL 2000 GROW 464287648 229 3,240 SH X 1,685 1,555 ISHARES TR RUSSELL 2000 464287655 2,462 36,209 SH X 35,590 619 ISHARES TR RUSSELL 2000 464287655 264 3,885 SH X 1,015 2,870 ISHARES TR DJ US REAL EST 464287739 1,202 19,408 SH X 19,408 ISHARES TR DJ US REAL EST 464287739 61 980 SH X 980 ISHARES TR S&P SMLCAP 600 464287804 317 5,332 SH X 4,922 410 JPMORGAN & CHASE & CO COM 46625H100 27,791 595,087 SH X 534,567 445 60,075 JPMORGAN & CHASE & CO COM 46625H100 3,323 71,146 SH X 41,596 1,568 27,982 JOHNSON & JOHNSON COM 478160104 35,197 508,047 SH X 471,439 953 35,655 JOHNSON & JOHNSON COM 478160104 7,096 102,430 SH X 74,023 499 27,908 JOHNSON CTLS INC COM 478366107 4,712 155,360 SH X 152,708 2,652 JOHNSON CTLS INC COM 478366107 1,350 44,523 SH X 41,598 1,575 1,350 KELLOGG CO COM 487836108 246 4,390 SH X 4,390 KELLOGG CO COM 487836108 295 5,250 SH X 5,250 KIMBERLY CLARK CORP COM 494368103 969 14,946 SH X 12,946 2,000 KIMBERLY CLARK CORP COM 494368103 355 5,477 SH X 3,976 1,501 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 505 9,707 SH X 8,107 1,600 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 344 6,611 SH X 6,111 500 KRAFT FOODS INC CL A 50075N104 631 19,259 SH X 17,762 1,497 KRAFT FOODS INC CL A 50075N104 483 14,745 SH X 7,449 7,296 L-3 COMMUNICATIONS HLDGS INC COM 502424104 1,958 19,919 SH X 19,644 275 L-3 COMMUNICATIONS HLDGS INC COM 502424104 564 5,741 SH X 5,066 125 550 LAKELAND BANCORP INC COM 511637100 1,098 93,917 SH X 93,917 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 16 379 SH X 379 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 418 9,878 SH X 9,197 681 LEGG MASON INC COM 524901105 1,338 35,168 SH X 33,452 1,716 LEGG MASON INC COM 524901105 186 4,894 SH X 4,754 140 LILLY ELI & CO COM 532457108 857 19,460 SH X 17,060 2,400 LILLY ELI & CO COM 532457108 506 11,500 SH X 9,500 600 1,400 LINCOLN ELEC HLDGS INC COM 533900106 425 6,605 SH X 6,605 LINCOLN NATL CORP IND COM 534187109 56 1,300 SH X 1,300 LINCOLN NATL CORP IND COM 534187109 162 3,780 SH X 3,780 LOWES COS INC COM 548661107 931 39,296 SH X 35,296 4,000 LOWES COS INC COM 548661107 335 14,130 SH X 11,730 2,400 MANULIFE FINL CORP COM 56501R106 2,512 68,463 SH X 62,343 260 5,860 MANULIFE FINL CORP COM 56501R106 777 21,190 SH X 8,260 200 12,730 MARATHON OIL CORP COM 565849106 6,703 168,119 SH X 157,167 10,952 MARATHON OIL CORP COM 565849106 646 16,196 SH X 15,996 200 MARSH & MCLENNAN COS INC COM 571748102 212 6,680 SH X 6,680 MARSH & MCLENNAN COS INC COM 571748102 49 1,550 SH X 1,550 MASCO CORP COM 574599106 233 13,000 SH X 13,000 MASCO CORP COM 574599106 77 4,280 SH X 4,280 MAXIM INTEGRATED PRODS INC COM 57772K101 257 14,200 SH X 5,800 8,400 MAXIM INTEGRATED PRODS INC COM 57772K101 55 3,060 SH X 2,720 340 MCCORMICK & CO INC COM NON VTG 579780206 6,108 158,851 SH X 152,271 6,580 MCCORMICK & CO INC COM NON VTG 579780206 1,137 29,574 SH X 26,449 3,125 MCDONALDS CORP COM 580135101 9,471 153,507 SH X 139,281 14,226 MCDONALDS CORP COM 580135101 2,339 37,910 SH X 30,075 250 7,585 MCGRAW HILL COS INC COM 580645109 242 7,657 SH X 7,657 MCGRAW HILL COS INC COM 580645109 48 1,517 SH X 647 870 MEADWESTVACO CORP COM 583334107 14 604 SH X 604 MEADWESTVACO CORP COM 583334107 368 15,778 SH X 15,778 MEDCO HEALTH SOLUTIONS INC COM 58405U102 582 12,928 SH X 12,928 MEDCO HEALTH SOLUTIONS INC COM 58405U102 2,205 48,992 SH X 45,964 3,028 MEDTRONIC INC COM 585055106 18,301 365,287 SH X 329,872 275 35,140 MEDTRONIC INC COM 585055106 1,438 28,712 SH X 19,572 9,140 MERCK & CO INC COM 589331107 2,199 69,687 SH X 69,637 50 MERCK & CO INC COM 589331107 5,847 185,267 SH X 175,461 300 9,506 MICROSOFT CORP COM 594918104 25,777 965,776 SH X 881,116 1,015 83,645 MICROSOFT CORP COM 594918104 3,924 147,021 SH X 114,430 1,665 30,926 MICROFLUIDICS INTL CORP NEW COM 595074105 17 20,000 SH X 20,000 MIDCAP SPDR TR UNIT SER 1 595635103 1,319 10,007 SH X 7,357 2,650 MIDCAP SPDR TR UNIT SER 1 595635103 267 2,027 SH X 1,815 62 150 MOHAWK INDS INC COM 608190104 11,328 168,100 SH X 154,667 75 13,358 MOHAWK INDS INC COM 608190104 317 4,710 SH X 4,395 315 MONSANTO CO NEW COM 61166W101 12,688 128,188 SH X 117,886 75 10,227 MONSANTO CO NEW COM 61166W101 626 6,329 SH X 4,422 500 1,407 MOODYS CORP COM 615369105 116 3,400 SH X 3,400 MOODYS CORP COM 615369105 395 11,625 SH X 11,625 MORGAN STANLEY COM NEW 617446448 6,039 262,547 SH X 241,357 170 21,020 MORGAN STANLEY COM NEW 617446448 265 11,532 SH X 8,269 96 3,167 MOTOROLA INC COM 620076109 30 4,230 SH X 4,230 MOTOROLA INC COM 620076109 477 66,874 SH X 56,074 10,800 MURPHY OIL CORP COM 626717102 4,455 69,454 SH X 65,314 4,140 MURPHY OIL CORP COM 626717102 248 3,862 SH X 3,862 NATIONAL FUEL GAS CO N J COM 636180101 274 6,500 SH X 6,500 NESTLE S A SPONSORED ADR 641069406 11 250 SH X 250 NESTLE S A SPONSORED ADR 641069406 258 6,000 SH X 4,500 1,500 NEW YORK TIMES CO CL A 650111107 650 45,507 SH X 45,507 NEXEN INC COM 65334H102 230 9,880 SH X 9,880 NIKE INC CL B 654106103 5,145 76,904 SH X 74,304 2,600 NIKE INC CL B 654106103 670 10,008 SH X 7,938 350 1,720 NOKIA CORP SPONSORED ADR 654902204 472 25,315 SH X 25,155 160 NOKIA CORP SPONSORED ADR 654902204 933 50,013 SH X 37,578 12,435 NORFOLK SOUTHERN CORP COM 655844108 18 270 SH X 270 NORFOLK SOUTHERN CORP COM 655844108 538 8,123 SH X 1,747 6,376 NORTHERN TR CORP COM 665859104 556 7,700 SH X 7,460 240 NORTHERN TR CORP COM 665859104 18 250 SH X 250 NORTHROP GRUMMAN CORP COM 666807102 246 4,056 SH X 4,056 NORTHROP GRUMMAN CORP COM 666807102 7 120 SH X 120 NOVARTIS A G SPONSORED ADR 66987V109 16,520 312,649 SH X 279,294 310 33,045 NOVARTIS A G SPONSORED ADR 66987V109 649 12,291 SH X 4,343 81 7,867 NOVO-NORDISK A S ADR 670100205 4,335 84,676 SH X 82,506 2,170 NOVO-NORDISK A S ADR 670100205 723 14,114 SH X 12,020 454 1,640 NVIDIA CORP COM 67066G104 274 25,602 SH X 22,977 2,625 NVIDIA CORP COM 67066G104 82 7,648 SH X 7,648 OCCIDENTAL PETE CORP DEL COM 674599105 477 6,769 SH X 5,829 940 OCCIDENTAL PETE CORP DEL COM 674599105 64 905 SH X 905 OMNICOM GROUP INC COM 681919106 566 14,672 SH X 14,502 170 OMNICOM GROUP INC COM 681919106 25 660 SH X 60 600 ORACLE CORP COM 68389X105 1,452 71,500 SH X 64,312 7,188 ORACLE CORP COM 68389X105 340 16,720 SH X 13,020 3,700 PNC FINL SVCS GROUP INC COM 693475105 441 5,901 SH X 5,101 800 PNC FINL SVCS GROUP INC COM 693475105 95 1,270 SH X 1,270 PPG INDS INC COM 693506107 303 5,196 SH X 5,196 PPG INDS INC COM 693506107 64 1,100 SH X 200 900 PACCAR INC COM 693718108 545 14,259 SH X 13,698 561 PACCAR INC COM 693718108 41 1,086 SH X 839 247 PATTERSON COMPANIES INC COM 703395103 83 2,740 SH X 2,740 PATTERSON COMPANIES INC COM 703395103 415 13,645 SH X 10,455 3,190 PAYCHEX INC COM 704326107 7,993 241,989 SH X 215,434 120 26,435 PAYCHEX INC COM 704326107 236 7,154 SH X 3,004 4,150 PENNICHUCK CORP COM NEW 708254206 1,065 46,054 SH X 11,048 35,006 PENNICHUCK CORP COM NEW 708254206 838 36,253 SH X 18,703 17,550 PENTAIR INC COM 709631105 197 5,700 SH X 2,200 3,500 PENTAIR INC COM 709631105 20 570 SH X 570 PEOPLES UNITED FINANCIAL INC COM 712704105 406 21,093 SH X 21,093 PEOPLES UNITED FINANCIAL INC COM 712704105 495 25,708 SH X 18,622 7,086 PEPSICO INC COM 713448108 30,158 423,152 SH X 388,089 315 34,748 PEPSICO INC COM 713448108 5,319 74,626 SH X 60,256 135 14,235 PERKINELMER INC COM 714046109 305 12,200 SH X 12,200 PERKINELMER INC COM 714046109 20 800 SH X 800 PETSMART INC COM 716768106 12,032 486,911 SH X 446,251 670 39,990 PETSMART INC COM 716768106 82 3,330 SH X 3,130 100 100 PFIZER INC COM 717081103 4,460 241,856 SH X 217,292 24,564 PFIZER INC COM 717081103 3,210 174,062 SH X 151,056 23,006 PHILIP MORRIS INTL INC COM 718172109 3,532 73,423 SH X 70,610 110 2,703 PHILIP MORRIS INTL INC COM 718172109 965 20,057 SH X 8,457 11,600 POWER-ONE INC COM 739308104 15 10,000 SH X 10,000 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 835 21,469 SH X 15,244 6,225 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 151 3,880 SH X 3,080 800 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 11,935 352,158 SH X 325,387 300 26,471 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 329 9,706 SH X 7,113 2,593 POWERSHARES ETF TRUST DWA TECH LDRS 73935X153 263 13,545 SH X 13,545 PRAXAIR INC COM 74005P104 3,959 55,185 SH X 52,043 35 3,107 PRAXAIR INC COM 74005P104 590 8,231 SH X 6,627 1,604 PRECISION CASTPARTS CORP COM 740189105 4,107 52,136 SH X 47,251 35 4,850 PRECISION CASTPARTS CORP COM 740189105 283 3,596 SH X 3,246 350 PRICE T ROWE GROUP INC COM 74144T108 2,583 48,089 SH X 45,889 2,200 PRICE T ROWE GROUP INC COM 74144T108 282 5,258 SH X 3,998 1,260 PRICE T ROWE GROWTH STK FD I COM 741479109 43,047 1,692,109 SH X 1,598,733 3,873 89,502 PRICE T ROWE GROWTH STK FD I COM 741479109 4,198 165,008 SH X 131,556 2,176 31,276 PROCTER & GAMBLE CO COM 742718109 40,646 583,242 SH X 537,948 640 44,654 PROCTER & GAMBLE CO COM 742718109 7,814 112,122 SH X 92,605 514 19,003 PROGRESS ENERGY INC COM 743263105 270 6,264 SH X 6,264 PROGRESS ENERGY INC COM 743263105 83 1,929 SH X 1,929 PUBLIC SVC ENTERPRISE GROUP COM 744573106 209 6,363 SH X 4,363 2,000 PUBLIC SVC ENTERPRISE GROUP COM 744573106 79 2,400 SH X 200 2,200 QLOGIC CORP COM 747277101 239 15,560 SH X 15,560 QUALCOMM INC COM 747525103 3,931 91,481 SH X 90,381 1,100 QUALCOMM INC COM 747525103 653 15,194 SH X 14,635 559 QUEST DIAGNOSTICS INC COM 74834L100 13,197 255,400 SH X 236,421 240 18,739 QUEST DIAGNOSTICS INC COM 74834L100 545 10,545 SH X 8,520 125 1,900 QUESTAR CORP COM 748356102 5,179 126,574 SH X 124,658 1,916 QUESTAR CORP COM 748356102 559 13,665 SH X 12,665 1,000 RAYTHEON CO COM NEW 755111507 144 2,700 SH X 2,700 RAYTHEON CO COM NEW 755111507 207 3,872 SH X 2,642 1,230 REGIONS FINANCIAL CORP NEW COM 7591EP100 143 14,928 SH X 14,499 429 REGIONS FINANCIAL CORP NEW COM 7591EP100 85 8,850 SH X 6,380 1,833 637 REPSOL YPF S A SPONSORED ADR 76026T205 403 13,571 SH X 13,571 REPSOL YPF S A SPONSORED ADR 76026T205 224 7,543 SH X 7,041 502 RITE AID CORP COM 767754104 3 3,000 SH X 3,000 RITE AID CORP COM 767754104 19 22,200 SH X 20,200 2,000 ROCKVILLE FINL INC COM 774186100 394 25,000 SH X 25,000 ROHM & HAAS CO COM 775371107 231 1,480 SH X 1,480 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 274 8,897 SH X 8,897 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 23 743 SH X 743 ROWE T PRICE GRWTH & INC COM 779551100 243 13,549 SH X 13,549 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 582 9,868 SH X 9,868 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 892 15,120 SH X 9,532 5,588 SEI INVESTMENTS CO COM 784117103 842 37,950 SH X 31,850 6,100 SEI INVESTMENTS CO COM 784117103 139 6,251 SH X 6,251 SK TELECOM LTD SPONSORED ADR 78440P108 1,882 100,022 SH X 81,279 320 18,423 SK TELECOM LTD SPONSORED ADR 78440P108 239 12,703 SH X 3,513 9,190 SPDR TR UNIT SER 1 78462F103 20,238 174,481 SH X 164,226 1,132 9,123 SPDR TR UNIT SER 1 78462F103 818 7,050 SH X 4,834 2,216 SPDR GOLD TRUST GOLD SHS 78463V107 968 11,375 SH X 4,875 6,500 SPDR GOLD TRUST GOLD SHS 78463V107 88 1,033 SH X 633 400 SPDR SERIES TRUST KBW REGN BK ETF 78464A698 316 8,894 SH X 7,894 1,000 SPDR SERIES TRUST KBW REGN BK ETF 78464A698 10 290 SH X 290 ST JOE CO COM 790148100 4 110 SH X 110 ST JOE CO COM 790148100 305 7,800 SH X 360 7,440 ST JUDE MED INC COM 790849103 10 230 SH X 230 ST JUDE MED INC COM 790849103 470 10,800 SH X 10,800 SARA LEE CORP COM 803111103 198 15,650 SH X 15,650 SARA LEE CORP COM 803111103 33 2,650 SH X 2,650 SARGENT LAND CO LTD PARTNSH 803991223 252 33 SH X 33 SCHERING PLOUGH CORP COM 806605101 43 2,302 SH X 2,302 SCHERING PLOUGH CORP COM 806605101 143 7,750 SH X 6,550 1,200 SCHLUMBERGER LTD COM 806857108 1,862 23,848 SH X 19,098 4,750 SCHLUMBERGER LTD COM 806857108 3,722 47,664 SH X 34,657 13,007 SEMPRA ENERGY COM 816851109 22,710 449,968 SH X 416,001 395 33,572 SEMPRA ENERGY COM 816851109 738 14,616 SH X 10,335 375 3,906 SIGMA ALDRICH CORP COM 826552101 9,933 189,497 SH X 171,456 245 17,796 SIGMA ALDRICH CORP COM 826552101 314 5,984 SH X 4,488 1,496 SIMON PPTY GROUP INC NEW COM 828806109 262 2,705 SH X 2,208 497 SIMON PPTY GROUP INC NEW COM 828806109 186 1,918 SH X 1,330 417 171 SMUCKER J M CO COM NEW 832696405 304 5,990 SH X 5,990 SMUCKER J M CO COM NEW 832696405 46 907 SH X 907 SOUTHERN CO COM 842587107 15,211 403,569 SH X 363,149 515 39,905 SOUTHERN CO COM 842587107 879 23,309 SH X 19,406 700 3,203 SOVEREIGN BANCORP INC COM 845905108 71 17,892 SH X 16,892 1,000 SPRINT NEXTEL CORP COM SER 1 852061100 65 10,673 SH X 10,673 SPRINT NEXTEL CORP COM SER 1 852061100 36 5,868 SH X 5,660 208 STANLEY WKS COM 854616109 656 15,716 SH X 13,007 2,709 STANLEY WKS COM 854616109 38 900 SH X 900 STAPLES INC COM 855030102 5,636 250,479 SH X 238,586 340 11,553 STAPLES INC COM 855030102 1,419 63,077 SH X 54,552 375 8,150 STARBUCKS CORP COM 855244109 708 47,643 SH X 40,853 6,790 STARBUCKS CORP COM 855244109 221 14,872 SH X 14,022 850 STATE STR CORP COM 857477103 1,733 30,468 SH X 30,118 350 STATE STR CORP COM 857477103 499 8,774 SH X 8,374 400 STRYKER CORP COM 863667101 12,337 198,031 SH X 192,418 80 5,533 STRYKER CORP COM 863667101 1,847 29,640 SH X 27,350 325 1,965 SUN LIFE FINL INC COM 866796105 562 15,900 SH X 15,900 SUNCOR ENERGY INC COM 867229106 2,125 50,418 SH X 49,218 70 1,130 SUNCOR ENERGY INC COM 867229106 329 7,810 SH X 5,630 2,180 SUNTRUST BKS INC COM 867914103 336 7,467 SH X 7,467 SUNTRUST BKS INC COM 867914103 239 5,320 SH X 1,820 3,500 SYNGENTA AG SPONSORED ADR 87160A100 52 1,225 SH X 1,225 SYNGENTA AG SPONSORED ADR 87160A100 686 16,210 SH X 12,810 3,400 SYSCO CORP COM 871829107 4,265 138,326 SH X 134,064 4,262 SYSCO CORP COM 871829107 535 17,363 SH X 14,613 2,750 TJX COS INC NEW COM 872540109 1,444 47,306 SH X 43,806 3,500 TJX COS INC NEW COM 872540109 210 6,880 SH X 6,380 500 TARGET CORP COM 87612E106 1,298 26,471 SH X 25,326 110 1,035 TARGET CORP COM 87612E106 391 7,980 SH X 6,807 48 1,125 TECHNE CORP COM 878377100 86 1,188 SH X 1,188 TECHNE CORP COM 878377100 636 8,821 SH X 6,731 2,090 TELEFONICA S A SPONSORED ADR 879382208 2,330 32,594 SH X 26,221 6,373 TELEFONICA S A SPONSORED ADR 879382208 650 9,097 SH X 8,245 103 749 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 2,210 48,273 SH X 48,103 170 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 714 15,586 SH X 14,886 350 350 TEXAS INSTRS INC COM 882508104 9,718 452,019 SH X 416,374 360 35,285 TEXAS INSTRS INC COM 882508104 470 21,846 SH X 15,080 136 6,630 THERMO FISHER SCIENTIFIC INC COM 883556102 5,920 107,633 SH X 97,813 90 9,730 THERMO FISHER SCIENTIFIC INC COM 883556102 92 1,665 SH X 1,665 3M CO COM 88579Y101 22,076 323,170 SH X 298,017 250 24,903 3M CO COM 88579Y101 3,599 52,691 SH X 43,551 600 8,540 TORCHMARK CORP COM 891027104 1,491 24,925 SH X 24,650 275 TORCHMARK CORP COM 891027104 46 764 SH X 764 TORONTO DOMINION BK ONT COM NEW 891160509 9,249 151,642 SH X 2,872 148,770 TORONTO DOMINION BK ONT COM NEW 891160509 2,639 43,274 SH X 472 42,802 TRAVELERS COMPANIES INC COM 89417E109 192 4,256 SH X 4,071 185 TRAVELERS COMPANIES INC COM 89417E109 70 1,544 SH X 1,444 100 TRUSTCO BK CORP N Y COM 898349105 167 14,301 SH X 14,301 UGI CORP NEW COM 902681105 1,412 54,767 SH X 54,767 UST INC COM 902911106 286 4,300 SH X 2,500 1,800 US BANCORP DEL COM NEW 902973304 15,431 428,403 SH X 385,827 265 42,311 US BANCORP DEL COM NEW 902973304 701 19,457 SH X 14,562 45 4,850 UNION PAC CORP COM 907818108 535 7,518 SH X 5,518 2,000 UNION PAC CORP COM 907818108 712 10,008 SH X 9,360 648 UNITED PARCEL SERVICE INC CL B 911312106 10,308 163,907 SH X 145,921 110 17,876 UNITED PARCEL SERVICE INC CL B 911312106 3,070 48,823 SH X 12,263 36,560 UNITED TECHNOLOGIES CORP COM 913017109 24,358 405,559 SH X 380,202 650 24,707 UNITED TECHNOLOGIES CORP COM 913017109 3,332 55,485 SH X 49,783 510 5,192 UNITEDHEALTH GROUP INC COM 91324P102 3,336 131,407 SH X 127,081 4,326 UNITEDHEALTH GROUP INC COM 91324P102 599 23,589 SH X 17,688 311 5,590 VALERO ENERGY CORP NEW COM 91913Y100 4,212 138,997 SH X 124,160 14,837 VALERO ENERGY CORP NEW COM 91913Y100 61 2,000 SH X 1,500 500 VALLEY NATL BANCORP COM 919794107 222 10,574 SH X 10,574 VAN KAMPEN DYNAMIC CR OPPORT COM 921166104 159 15,000 SH X 15,000 VANGUARD MORGAN GROWTH FD IN COM 921928107 274 18,100 SH X 18,100 VANGUARD MORGAN GROWTH FD IN COM 921928107 114 7,497 SH X 7,497 VARIAN MED SYS INC COM 92220P105 589 10,315 SH X 10,140 175 VARIAN MED SYS INC COM 92220P105 32 560 SH X 560 VERIZON COMMUNICATIONS INC COM 92343V104 12,201 380,211 SH X 348,729 175 31,307 VERIZON COMMUNICATIONS INC COM 92343V104 2,058 64,145 SH X 48,244 450 15,451 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 181 8,176 SH X 7,861 315 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 167 7,568 SH X 5,053 2,515 VORNADO RLTY TR SH BEN INT 929042109 158 1,740 SH X 1,200 540 VORNADO RLTY TR SH BEN INT 929042109 49 540 SH X 540 VULCAN MATLS CO COM 929160109 345 4,625 SH X 4,625 VULCAN MATLS CO COM 929160109 41 545 SH X 395 150 WACHOVIA CORP NEW COM 929903102 45 12,925 SH X 12,850 75 WACHOVIA CORP NEW COM 929903102 40 11,507 SH X 7,521 566 3,420 WAL MART STORES INC COM 931142103 3,975 66,367 SH X 63,505 2,862 WAL MART STORES INC COM 931142103 970 16,201 SH X 12,506 370 3,325 WALGREEN CO COM 931422109 14,192 458,384 SH X 417,337 415 40,632 WALGREEN CO COM 931422109 681 21,991 SH X 14,246 200 7,545 WASHINGTON MUT INVS FD INC CL F-1 939330403 470 17,001 SH X 16,738 262 WASHINGTON MUT INVS FD INC CL F-1 939330403 40 1,463 SH X 1,463 WASTE MGMT INC DEL COM 94106L109 76 2,418 SH X 2,418 WASTE MGMT INC DEL COM 94106L109 126 4,011 SH X 3,511 500 WELLS FARGO & CO NEW COM 949746101 6,049 161,169 SH X 149,939 11,230 WELLS FARGO & CO NEW COM 949746101 1,152 30,685 SH X 17,535 250 12,900 WESTERN UN CO COM 959802109 16,444 666,546 SH X 605,912 450 60,184 WESTERN UN CO COM 959802109 715 28,991 SH X 13,522 150 15,319 WEYERHAEUSER CO COM 962166104 247 4,080 SH X 4,080 WEYERHAEUSER CO COM 962166104 331 5,466 SH X 4,846 620 WRIGLEY WM JR CO 982526105 200 2,524 SH X 2,524 WRIGLEY WM JR CO 982526105 209 2,630 SH X 1,349 1,281 WYETH COM 983024100 1,542 41,750 SH X 41,350 400 WYETH COM 983024100 1,568 42,444 SH X 39,244 3,200 XTO ENERGY INC COM 98385X106 18,810 404,333 SH X 378,601 412 25,320 XTO ENERGY INC COM 98385X106 858 18,453 SH X 12,926 132 5,395 XEROX CORP COM 984121103 117 10,130 SH X 10,130 YUM BRANDS INC COM 988498101 18,712 573,818 SH X 526,259 710 46,849 YUM BRANDS INC COM 988498101 380 11,638 SH X 8,862 168 2,608 ZIMMER HLDGS INC COM 98956P102 12,585 194,940 SH X 174,748 225 19,967 ZIMMER HLDGS INC COM 98956P102 1,747 27,066 SH X 20,887 6,179 FINAL TOTALS 1,739,758 FORM 13F INFORMATION TABLE ENTRY TOTAL 621